UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 97.16%		$1,122,339,952

(Cost $515,034,894)

Asset Management & Custody Banks 7.94%		91,709,807

Bank of New York Mellon Corp. (NY)	811,648	37,847,146
Northern Trust Corp. (IL)	227,500	16,689,400
State Street Corp. (MA)	452,670	37,173,261

Data Processing & Outsourced Services 1.08%		12,461,029

Metavante Technologies, Inc. (WI) (I)	270,696	5,995,916
Total Systems Services Inc. (GA)	279,875	6,465,113

Diversified Banks 10.36%		119,662,832

Comerica, Inc. (MI)	197,802	8,628,123
U.S. Bancorp. (MN)	1,228,954	41,722,988
Wachovia Corp. (NC)	762,810	29,696,193
Wells Fargo & Co. (CA)	1,164,820	39,615,528

Other Diversified Financial Services 8.02%		92,644,861

Bank of America Corp.(NC)	926,941	41,109,833
Citigroup, Inc. (NY)	373,790	10,548,354
JPMorgan Chase & Co. (NY)	861,970	40,986,674

Regional Banks 61.47%		710,092,908

AmericanWest Bancorp. (WA)	149,650	1,822,737
BancorpSouth, Inc. (MS)	150,000	3,678,000
Bank of the Ozarks, Inc. (AR)	234,550	5,704,256
Banner Corp. (WA)	50,000	1,291,500
BB&T Corp. (NC)	1,026,432	37,238,953
Boston Private Financial Holdings, Inc. (MA)	35,000	799,050
Bryn Mawr Bank Corp. (PA)	383,894	7,551,195
Cascade Bancorp. (OR)	255,250	3,292,725
City Holding Co. (WV)	85,335	3,278,571
City National Corp. (CA)	401,700	22,848,696
CoBiz Financial, Inc. (CO)	667,514	9,545,450
Colonial BancGroup, Inc. (The) (AL)	1,557,909	24,459,171
Commerce Bancshares, Inc. (MO)	809,163	35,934,929
Cullen/Frost Bankers, Inc. (TX)	752,400	40,960,656
East West Bancorp., Inc. (CA)	1,070,201	25,749,036
F.N.B. Corp. (PA)	520,257	8,100,402
First Horizon National Corp. (TN)	812,650	17,610,126
First Midwest Bancorp., Inc. (IL)	281,200	8,773,440
Glacier Bancorp., Inc. (MT)	425,517	7,918,871
Hancock Holding Co. (MS)	519,194	21,546,551
Huntington Bancshares, Inc. (OH)	1,123,238	15,107,551

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

IBERIABANK Corp. (LA)			120,000	6,169,200
Independent Bank Corp. (MA)			640,546	18,601,456
Independent Bank Corp. (MI)			308,765	4,298,009
KeyCorp. (OH)			516,934	13,517,824
M&T Bank Corp. (NY)			389,653	35,758,456
Marshall & Ilsley Corp. (WI)			897,088	25,028,755
MB Financial, Inc. (IL)			331,000	10,294,100
Pinnacle Financial Partners, Inc. (TN) (I)			110,000	2,458,500
PNC Financial Services Group, Inc. (The) (PA)			607,142	39,840,658
Prosperity Bancshares, Inc. (TX)			508,299	14,613,596
Provident Bankshares Corp. (MD)			224,389	4,651,584
Regions Financial Corp. (AL)			801,535	20,230,743
Seacoast Banking Corp. of Florida (FL)			215,390	2,683,759
Signature Bank (NY) (I)			158,916	5,325,275
Southcoast Financial Corp. (SC) (I)			147,611	2,000,129
Sterling Bancshares, Inc. (TX)			1,165,967	11,694,649
SunTrust Banks, Inc. (GA)			555,437	38,297,381
SVB Financial Group (CA) (I)			635,000	30,734,000
Synovus Financial Corp. (GA)			578,350	7,640,004
TCF Financial Corp. (MN)			1,737,384	36,919,410
TriCo Bancshares (CA)			655,150	11,694,428
WestAmerica Bancorp (CA)			413,075	20,455,474
Wilmington Trust Corp. (DE)			175,850	6,131,890
Zions Bancorp. (UT)			691,300	37,841,762

Thrifts & Mortgage Finance 8.29%				95,768,515

Astoria Financial Corp. (NY)			265,050	7,204,059
Berkshire Hills Bancorp., Inc. (MA)			40,271	957,242
FirstFed Financial Corp. (CA)			22,273	934,352
Flushing Financial Corp. (NY)			35,000	559,650
Hudson City Bancorp., Inc. (NJ)			546,190	8,946,592
People's United Financial, Inc. (CT)			1,957,359	33,059,794
Sovereign Bancorp., Inc. (PA)			164,600	2,052,562
Washington Federal, Inc. (WA)			927,198	22,642,175
Washington Mutual, Inc. (WA)			864,111	17,213,091
WSFS Financial Corp. (DE)			41,257	2,198,998

	Number of	Exercise	Expiration
Issuer	Contracts	Price	Date	Value
Purchased options 0.00%				$6,500

(Cost $42,900)

Options 0.00%				6,500

First Horizon National Corp. (Call)	650	$15	May 08	6,500

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 2.94%			$34,014,000

(Cost $34,014,000)

Joint Repurchase Agreement 2.94%			34,014,000

Repurchase Agreement with Barclays Capital
Inc. dated 01-31-2008 at 1.750% to be
repurchased at $34,016,220 on 02-01-2008,
collateralized by $20,027,320 U.S,
Treasury Inflation Indexed Bond, 3.675%,
due 04-15-2028 (valued at $34,694,280,
including interest)	1.750%	$34,014	34,014,000

Total investments (Cost $549,091,794) 100.10%			$1,156,360,452

Other assets and liabilities, net (0.10%)			($1,176,606)

Total net assets 100.00%			$1,155,183,846

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Regional Bank Fund
Summary of written options outstanding on
January 31, 2008 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
City National Corp.	300	$60	05-19-08	($52,500)

Written options for the three months ended January 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	8	$1,322
Options written	1,050	257,696
Options expired	(758)	(199,319)

Outstanding, end of period	300	$59,699

Summary of written options

John Hancock
Regional Bank Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

(I) Non-income-producing security.

The cost of investments owned on January 31, 2008 including short-term investments, was $549,091,794. Gross unrealized appreciation and depreciation of investments aggregated $645,551,041 and $38,282,383, respectively, resulting in net unrealized appreciation of $607,268,658.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Notes to Schedule of Investments - Page 2

For more information

Trustees

James F. Carlin, *Chairman*

James R. Boyle†

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1 1/08
3/08

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 99.36%		$598,194,509

(Cost $629,223,775)

Aerospace & Defense 1.59%		9,563,554

AeroVironment, Inc. (I)	415,626	9,563,554

Application Software 3.31%		19,938,531

Ansoft Corp. (I)	343,153	7,288,570
Concur Technologies, Inc. (I)	276,850	9,706,361
Tyler Technologies, Inc. (I)	220,000	2,943,600

Biotechnology 0.81%		4,893,450

Martek Biosciences Corp. (I)	171,700	4,893,450

Casinos & Gaming 2.92%		17,553,608

Bally Technologies, Inc. (I)	211,979	10,098,680
Pinnacle Entertainment, Inc. (I)	201,000	3,668,250
Progressive Gaming International Corp. (I)	1,100,000	2,706,000
Progressive Gaming International Corp. (I)(K)	439,300	1,080,678

Communications Equipment 2.27%		13,695,467

Comtech Telecommunications Corp. (I)	235,189	10,536,467
SeaChange International, Inc. (I)	450,000	3,159,000

Computer Hardware 0.68%		4,084,080

Stratasys, Inc. (I)	184,800	4,084,080

Computer Storage & Peripherals 2.19%		13,201,730

LaserCard Corp. (I)(W)	775,260	8,140,230
Synaptics, Inc. (I)	191,000	5,061,500

Construction & Engineering 1.67%		10,067,228

Stantec, Inc. (Canada) (F)(I)	322,116	10,067,228

Construction & Farm Machinery & Heavy Trucks 1.33%		7,979,181

Force Protection, Inc. (I)	648,900	2,654,001
Force Protection, Inc. (I)(K)	1,302,000	5,325,180

Data Processing & Outsourced Services 2.60%		15,626,040

Euronet Worldwide, Inc. (I)	591,000	15,626,040

Diversified Commercial & Professional Services 3.59%		21,621,170

FTI Consulting, Inc. (I)	219,859	12,160,401
Hill International, Inc. (I)	789,055	9,460,769

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Diversified Metals & Mining 0.65%		3,940,410

Fushi International, Inc. (I)(K)	223,000	3,940,410

Electrical Components & Equipment 2.13%		12,844,091

Medis Technologies Ltd. (I)	1,253,082	12,844,091

Electronic Equipment Manufacturers 4.92%		29,604,610

Acacia Research - Acacia Technologies (I)	863,703	6,434,587
FARO Technologies, Inc. (I)	368,395	8,797,273
Measurement Specialties, Inc. (I)	352,500	6,944,250
I.D. Systems, Inc. (I)(W)	830,000	7,428,500

Health Care Equipment 11.30%		68,051,184

Electro-Optical Sciences, Inc. (I)(W)	697,200	3,458,112
Electro-Optical Sciences, Inc. (I)(K)(W)	177,590	880,846
ev3, Inc. (I)	449,260	3,931,025
NeuroMetrix, Inc. (I)	441,250	4,655,188
Northstar Neuroscience, Inc. (I)	321,180	468,923
NuVasive, Inc. (I)	294,435	11,603,683
ResMed, Inc. (I)	256,800	11,961,744
SenoRx, Inc. (I)	485,850	4,324,065
Somanetics Corp. (I)	397,071	10,641,503
SonoSite, Inc. (I)	300,500	10,466,415
Spectranetics Corp. (I)	453,500	5,659,680

Health Care Services 2.83%		17,017,329

HealthExtras, Inc. (I)	251,750	6,960,887
Providence Service Corp. (I)	340,550	10,056,442

Health Care Supplies 0.62%		3,710,700

Align Technology, Inc. (I)	315,000	3,710,700

Health Care Technology 1.42%		8,527,250

Allscripts Healthcare Solutions, Inc. (I)	575,000	8,527,250

Household Appliances 2.39%		14,399,363

iRobot Corp. (I)	713,900	14,399,363

Human Resource & Employment Services 1.89%		11,372,032

Barrett Business Services, Inc. (W)	634,600	11,372,032

Industrial Conglomerates 0.96%		5,750,241

Raven Industries, Inc.	191,547	5,750,241

Industrial Machinery 1.44%		8,658,280

Flow International Corp. (I)	929,000	8,658,280

Integrated Oil & Gas 2.66%		16,034,467

InterOil Corp. (Canada) (F)(I)	744,750	16,034,467

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Internet Software & Services 4.24%		25,502,164

Access Integrated Technologies, Inc. (Class A) (I)	276,500	898,625
Constant Contact, Inc. (I)	296,000	6,310,720
DivX, Inc. (I)	498,250	7,100,062
TechTarget (I)	184,847	2,460,314
VistaPrint Ltd. (Bermuda) (F)(I)	234,680	8,732,443

Investment Banking & Brokerage 1.25%		7,552,805

FCStone Group, Inc. (I)	170,300	7,552,805

Life Sciences Tools & Services 3.78%		22,753,599

AMAG Pharmaceuticals, Inc. (I)	170,150	8,772,934
Caliper Life Sciences, Inc. (I)	938,162	4,165,439
Exelixis, Inc. (I)	822,250	6,018,870
Sequenom, Inc. (I)	112,000	928,480
Sequenom, Inc. (I)(K)	345,944	2,867,876

Movies & Entertainment 2.34%		14,086,919

Imax Corp. (Canada) (F)(I)	2,079,250	14,086,919

Oil & Gas Equipment & Services 3.21%		19,331,140

Superior Energy Services, Inc. (I)	323,000	12,949,070
TETRA Technologies, Inc. (I)	407,800	6,382,070

Oil & Gas Exploration & Production 1.64%		9,893,674

ATP Oil & Gas Corp. (I)	262,850	9,893,674

Packaged Foods & Meats 0.95%		5,736,100

Smart Balance, Inc. (I)	603,800	5,736,100

Pharmaceuticals 4.25%		25,563,668

BioForm Medical, Inc. (I)	735,409	5,147,863
Inspire Pharmaceuticals, Inc. (I)	933,000	4,170,510
Matrixx Initiatives, Inc. (I)(W)	575,724	7,829,846
Medicis Pharmaceutical Corp. (Class A)	414,350	8,415,449

Property & Casualty Insurance 2.56%		15,393,155

Infinity Property & Casualty Corp.	196,500	7,834,455
ProAssurance Corp. (I)	131,000	7,558,700

Regional Banks 3.21%		19,351,200

IBERIABANK Corp.	158,475	8,147,200
Pacific Mercantile Bancorp.	300,000	3,108,000
PrivateBancorp, Inc.	220,000	8,096,000

Restaurants 2.46%		14,782,637

McCormick & Schmick's Seafood Restaurants, Inc. (I)	504,090	6,613,661
Texas Roadhouse, Inc. (Class A) (I)	676,800	8,168,976

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Semiconductor Equipment 4.40%			26,511,705

Cymer, Inc. (I)		296,500	8,008,465
FormFactor, Inc. (I)		462,962	11,212,940
Mattson Technology, Inc. (I)		1,279,000	7,290,300

Semiconductors 3.26%			19,647,354

NetLogic Microsystems, Inc. (I)		317,250	8,248,500
SiRF Technology Holdings, Inc. (I)		355,000	5,435,050
Trident Microsystems, Inc. (I)		1,185,647	5,963,804

Specialized Finance 1.05%			6,346,165

Portfolio Recovery Associates, Inc.		174,537	6,346,165

Specialty Stores 2.13%			12,803,391

Hibbett Sports, Inc. (I)		370,955	6,896,053
Moore (A.C.) Arts & Crafts, Inc. (I)		493,100	5,907,338

Steel 0.99%			5,948,837

Haynes International, Inc. (I)		134,650	5,948,837

Systems Software 1.47%			8,856,000

Progress Software Corp. (I)		300,000	8,856,000

Issuer		Shares	Value
Warrants 0.00%			$0

(Cost $0)

Health Care Equipment 0.00%			0

Electro-Optical Sciences, Inc. (B)(I)		26,639	0

Internet Software & Services 0.00%			0

Access Integrated Technologies, Inc. (B)(I)		75,000	0

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.43%			$2,597,000

(Cost $2,597,000)

Joint Repurchase Agreement 0.43%			2,597,000

Repurchase Agreement with Barclays Bank Plc dated 1-31-08
at 1.750% to be repurchased at $2,597,170 on 2-1-08,
collateralized by $1,529,104 U.S. Treasury Inflation
Indexed Bond, 3.675%, due 4-15-28 (valued at $2,648,940,
including interest)	1.750%	$2,597	2,597,000

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Total investments (Cost $631,820,775) 99.79%	$600,791,509

Other assets and liabilities, net 0.21%	$1,286,608

Total net assets 100.00%	$602,078,117

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Small Cap Equity Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $0.00 or 0.00% of the net assets as of applicable to common shareholders as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

(W) The Fund holds 5% or more of the outstanding voting securities of the issuer.

The cost of investments owned on January 31, 2008, including short-term investments, was $631,820,775. Gross unrealized appreciation and depreciation of investments aggregated $90,554,401 and $121,583,667, respectively, resulting in net unrealized depreciation of $31,029,266.

Notes to Schedule of Investments - Page 1

John Hancock
Small Cap Equity Fund
Summary of written options outstanding on
January 31, 2008 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Superior Energy Services, Inc.	153	$45	02-19-08	($1,913)

Written options for the three months ended January 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	357	$73,328
Options written	661	158,251
Options closed	(150)	(40,349)
Options expired	(290)	(62,709)
Options exercised	(425)	(98,074)

Outstanding, end of period	153	$30,447

Summary of written options

John Hancock
Small Cap Equity Fund
Transactions in securities of affiliated issuers
January 31, 2008 (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2008 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	Value

Barret Business Services, Inc.

bought: 69,000 shares sold: none	565,600	634,600	--	$45,248	$11,372,032

Electro-Optical Sciences, Inc.

bought: none sold: none	697,200	697,200	--	--	3,458,112
bought: none sold: none[1]	177,590	177,590	--	--	880,846

I.D. Systems, Inc.

bought: none sold: none	830,000	830,000	--	--	7,428,500

LaserCard Corp.

bought: none sold: 100,000	875,260	775,260	$244,761	--	8,140,230

Matrixx Initiatives, Inc.

bought: 60,000 sold: none	515,724	575,724	--	--	7,829,846
Totals			$244,761	$45,248	$39,109,566

1Direct placement security.

Transactions in securities of affiliated issuers

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Joint repurchase agreement Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1 1/08
3/08

John Hancock

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 100.18%		$624,832,370

(Cost $496,187,193)

Aerospace & Defense 1.08%		6,765,073

AerCap Holdings NV (Netherlands) (F)(I)	366,472	6,765,073

Application Software 1.03%		6,407,370

Net 1 UEPS Technologies, Inc. (I)	223,409	6,407,370

Asset Management & Custody Banks 16.14%		100,692,058

Aberdeen Asset Management PLC (United Kingdom) (F)	5,105,599	14,614,808
Affiliated Managers Group, Inc. (I)(L)	155,402	15,277,571
Ameriprise Financial, Inc.	201,129	11,124,445
Bank of New York Mellon Corp.	420,506	19,608,195
BlackRock, Inc. (Class A)	7,036	1,555,660
Franklin Resources, Inc.	27,954	2,913,645
Price (T. Rowe) Group, Inc.	149,370	7,556,628
State Street Corp.	341,465	28,041,106

Consumer Finance 4.94%		30,812,249

American Express Co.	347,045	17,116,259
Discover Financial Services	782,628	13,695,990

Data Processing & Outsourced Services 3.73%		23,291,122

Broadridge Financial Solutions, Inc.	104,179	2,256,517
Verifone Holdings, Inc. (I)(L)	241,314	4,722,515
Wright Express Corp. (I)	544,826	16,312,090

Diversified Banks 11.69%		72,897,831

BNP Paribas SA (France) (F)(I)	149,740	14,853,365
Banco Bradesco Sponsored ADR (Brazil) (F)	151,459	4,107,568
Banco Itau Holding Financeira SA (Brazil) (F)	149,307	3,475,867
Kookmin Bank ADR (South Korea) (F)	297,863	19,807,889
Turkiye Garanti Bankasi A.S. (Turkey) (F)	585,035	3,796,381
U.S. Bancorp.	325,127	11,038,062
Wachovia Corp.	406,337	15,818,699

Diversified Capital Markets 0.32%		1,990,733

Acta Holding ASA (Norway) (F)	499,792	1,990,733

Insurance Brokers 5.42%		33,786,917

Aon Corp.	500,302	21,773,143
Willis Group Holdings Ltd. (Bermuda) (F)	340,913	12,013,774

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Investment Banking & Brokerage 9.57%		59,660,136

ICAP Plc (United Kingdom) (F)	548,948	7,432,016
Knight Capital Group, Inc. (I)	466,308	7,810,659
Lazard Ltd. (Class A) (Bermuda) (F)	277,133	10,952,296
Merrill Lynch & Co., Inc.	254,270	14,340,828
MF Global Ltd. (Bermuda) (F)(I)	528,188	15,872,049
TradeStation Group, Inc. (I)	298,375	3,252,288

Life & Health Insurance 7.73%		48,235,820

AFLAC, Inc.	187,806	11,518,142
MetLife, Inc.	190,761	11,249,176
Principal Financial Group, Inc.	98,488	5,870,870
Prudential Financial, Inc.	232,282	19,597,632

Managed Health Care 1.31%		8,160,125

UnitedHealth Group, Inc.	160,506	8,160,125

Marine 0.49%		3,073,391

OceanFreight, Inc. (Greece) (F)(L)	157,529	3,073,391

Multi-Line Insurance 6.85%		42,720,810

American International Group, Inc.	453,005	24,987,756
Hartford Financial Services Group, Inc. (The)	219,550	17,733,054

Other Diversified Financial Services 8.21%		51,191,134

Bank of America Corp.	769,555	34,129,764
Citigroup, Inc.	440,717	12,437,034
GlobeOp Financial Services (United Kingdom) (F)(I)	1,100,000	3,691,238
SNS Reaal (Netherlands) (F)	49,255	933,098

Property & Casualty Insurance 9.46%		59,011,945

ACE Ltd. (Cayman Islands) (F)	268,000	15,635,120
Axis Capital Holdings Ltd. (Bermuda) (F)	200,825	8,041,033
Berkshire Hathaway, Inc. (Class A) (I)	180	24,480,000
Hanover Insurance Group, Inc.	119,721	5,453,292
Progressive Corp. (The)	291,083	5,402,500

Real Estate Management & Development 0.24%		1,468,311

Eurocastle Investment Ltd. (Guernsey Channel Islands) (F)	59,743	1,468,311

Regional Banks 1.20%		7,457,232

Banco Daycoval SA (Brazil) (F)	561,584	3,671,527
City National Corp.	66,556	3,785,705

Reinsurance 2.83%		17,665,708

PartnerRe Ltd. (Bermuda) (F)	155,635	12,338,743
Platinum Underwriters Holdings Ltd. (Bermuda) (F)	157,836	5,326,965

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Specialized Finance 7.94%			49,544,405

Bovespa Holdings SA (Brazil) (F)		450,472	6,581,655
Interactive Brokers Group, Inc. (Class A) (I)		280,446	9,762,325
Nasdaq Stock Market, Inc. (I)		364,146	16,849,035
Nymex Holdings, Inc.		142,186	16,351,390

	Interest
Issuer	rate	Shares	Value
Short-term investments 3.10%			$19,308,285

(Cost $19,308,285)

Cash Equivalents 3.10%			19,308,285

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)	19,308,285	19,308,285

Total investments (Cost $515,495,478)	103.28%		$644,140,655

Other assets and liabilities, net (3.28%)			($20,447,226)

Total net assets 100.00%			$623,693,429

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Financial Industries Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(Y) Represents current yield on January 31, 2008.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on January 31, 2008, including short-term investments, was $515,495,478. Gross unrealized appreciation and depreciation of investments aggregated $152,145,168 and $23,499,991, respectively, resulting in net unrealized appreciation of $128,645,177.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008